COMMITMENTS AND CONTINGENCIES (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012
June 30, 2013	€ 352
June 30, 2014	292
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
Thereafter	92
Total minimum lease payments	€ 1,291